Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Schedule of restricted shares and DSU's rollforward
The following table reconciles the number of restricted shares and DSUs for the year ended December 31, 2017:

	Restricted Shares	Deferred Share Units
Balance, beginning of year	5,188,358	204,653
Granted	3,424,610	70,609
Redeemed	(4,195,754)	(45,792)
Forfeited	(235,162)	—
Modified to PSUs	(593,028)	—
Balance, end of year	3,589,024	229,470
The following table reconciles the number of restricted shares and DSUs for the year ended December 31, 2016:

	Restricted Shares	Deferred Share Units
Balance, beginning of year	3,960,363	153,283
Granted	3,930,449	51,370
Redeemed	(2,280,626)	—
Forfeited	(421,828)	—
Balance, end of year	5,188,358	204,653